8. Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Swap [Member]
Disclosure of financial assets [line items]
Notional	[1]	R$ 398,925,842	R$ 0	R$ 0
Fair Value		(3,597,969)	(1,823,534)	(1,431,110)
Swap [Member] | Assets [Member]
Disclosure of financial assets [line items]
Notional	[1]	278,752,387	282,164,189	177,233,869
Fair Value		14,729,642	147,010,930	44,487,274
Swap [Member] | Assets [Member] | CDI (Interbank Deposit Rates) [Member]
Disclosure of financial assets [line items]
Notional	[1]	41,316,315	40,550,627	36,135,015
Fair Value		3,010,880	16,908,791	24,267,591
Swap [Member] | Assets [Member] | Fixed Interest Rate - Real [Member]
Disclosure of financial assets [line items]
Notional	[1]	54,159,848	47,140,927	47,968,999
Fair Value		9,607,342
Swap [Member] | Assets [Member] | Indexed to Price and Interest Rates [Member]
Disclosure of financial assets [line items]
Notional	[1]	5,124,411	2,388,118	2,581,215
Fair Value
Swap [Member] | Assets [Member] | Foreign Currency [Member]
Disclosure of financial assets [line items]
Notional	[1]	178,076,136	192,084,517	90,495,240
Fair Value		1,039,529	130,102,139	20,219,683
Swap [Member] | Assets [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1]	75,676		53,400
Fair Value		1,071,891
Swap [Member] | Liabilities [Member]
Disclosure of financial assets [line items]
Notional	[1]	120,173,455	279,803,610	176,385,349
Fair Value		(18,327,611)	(148,834,464)	(45,918,384)
Swap [Member] | Liabilities [Member] | CDI (Interbank Deposit Rates) [Member]
Disclosure of financial assets [line items]
Notional	[1]	33,239,801	24,353,405	11,801,600
Fair Value		(13,693,733)
Swap [Member] | Liabilities [Member] | Fixed Interest Rate - Real [Member]
Disclosure of financial assets [line items]
Notional	[1]	45,088,689	67,937,624	88,317,044
Fair Value		(2,772,479)	(24,079,732)	(23,075,374)
Swap [Member] | Liabilities [Member] | Indexed to Price and Interest Rates [Member]
Disclosure of financial assets [line items]
Notional	[1]	33,026,692	125,829,755	24,308,601
Fair Value		(450,958)	(123,445,067)	(21,775,017)
Swap [Member] | Liabilities [Member] | Foreign Currency [Member]
Disclosure of financial assets [line items]
Notional	[1]	6,636,885	60,394,529	50,748,008
Fair Value		153,695
Swap [Member] | Liabilities [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1]	2,181,388	1,288,297	1,210,096
Fair Value		(1,564,135)	(1,309,665)	(1,067,993)
Options [Member]
Disclosure of financial assets [line items]
Notional	[1]	2,043,286,085	1,446,536,133	335,073,080
Fair Value		47,624	(1,222,465)	153,149
Options [Member] | Purchased Position [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,006,266,897	678,089,904	149,076,796
Fair Value		4,974,618	381,706	716,936
Options [Member] | Purchased Position [Member] | Call Option - US Dollar [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,188,387	171,871	14,518,058
Fair Value		39,202	(281)	239,079
Options [Member] | Purchased Position [Member] | Put Option - US Dollar [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,948,673	1,456,975	8,893,620
Fair Value		109,075	4,355	90,736
Options [Member] | Purchased Position [Member] | Call Option - Other [Member]
Disclosure of financial assets [line items]
Notional	[1]	134,761,947	98,154,363	3,118,344
Fair Value		1,093,583	818,664	131,297
Options [Member] | Purchased Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
Disclosure of financial assets [line items]
Notional	[1]	101,421,659	98,154,363	639,488
Fair Value		556,039	819,262	4,537
Options [Member] | Purchased Position [Member] | Call Option - Other [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1],[2]	33,340,288		2,478,856
Fair Value	[2]	537,544	(598)	126,760
Options [Member] | Purchased Position [Member] | Put Option - Other [Member]
Disclosure of financial assets [line items]
Notional	[1]	868,367,889	578,306,695	122,546,774
Fair Value		3,732,758	(441,032)	255,824
Options [Member] | Purchased Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
Disclosure of financial assets [line items]
Notional	[1]	864,852,555	578,306,695	121,782,816
Fair Value		3,729,297	(440,959)	217,726
Options [Member] | Purchased Position [Member] | Put Option - Other [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1],[2]	3,515,334		763,958
Fair Value	[2]	3,461	(73)	38,098
Options [Member] | Sold Position [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,037,019,188	768,446,229	185,996,284
Fair Value		(4,926,994)	(1,604,171)	(563,787)
Options [Member] | Sold Position [Member] | Call Option - US Dollar [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,537,670	254,945	7,615,856
Fair Value		699,243	(1,472)	(101,034)
Options [Member] | Sold Position [Member] | Put Option - US Dollar [Member]
Disclosure of financial assets [line items]
Notional	[1]	2,315,919	263,994	12,160,912
Fair Value		(192,335)	(2,842)	(169,431)
Options [Member] | Sold Position [Member] | Call Option - Other [Member]
Disclosure of financial assets [line items]
Notional	[1]	130,919,394	174,166,802	31,679,919
Fair Value		(453,919)	(440,731)	(66,002)
Options [Member] | Sold Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
Disclosure of financial assets [line items]
Notional	[1]	120,156,285	174,166,802	29,609,298
Fair Value		(464,405)	(440,959)	(13,195)
Options [Member] | Sold Position [Member] | Call Option - Other [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1],[2]	10,763,109		2,070,621
Fair Value	[2]	10,486	228	(52,807)
Options [Member] | Sold Position [Member] | Put Option - Other [Member]
Disclosure of financial assets [line items]
Notional	[1]	902,246,206	593,760,488	134,539,597
Fair Value		(4,979,984)	(1,159,126)	(227,320)
Options [Member] | Sold Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
Disclosure of financial assets [line items]
Notional	[1]	869,328,317	593,760,488	133,703,672
Fair Value		(4,597,427)	(1,159,038)	(179,841)
Options [Member] | Sold Position [Member] | Put Option - Other [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1],[2]	32,917,888		835,925
Fair Value	[2]	(382,557)	(88)	(47,479)
Futures Contracts [Member]
Disclosure of financial assets [line items]
Notional	[1]	270,258,566	433,873,180	289,508,200
Fair Value
Futures Contracts [Member] | Purchased Position [Member]
Disclosure of financial assets [line items]
Notional	[1]	110,275,866	72,912,029	86,203,734
Fair Value
Futures Contracts [Member] | Purchased Position [Member] | Foreign Currency [Member]
Disclosure of financial assets [line items]
Notional	[1]		9,978,419	32,456,813
Fair Value
Futures Contracts [Member] | Purchased Position [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1]		108,140
Fair Value
Futures Contracts [Member] | Purchased Position [Member] | Exchange Coupon (DDI) [Member]
Disclosure of financial assets [line items]
Notional	[1]	12,438,695	7,394,951	20,590,068
Fair Value
Futures Contracts [Member] | Purchased Position [Member] | Interest Rates (DI1 and DIA) [Member]
Disclosure of financial assets [line items]
Notional	[1]	97,837,171	55,430,519	32,690,685
Fair Value
Futures Contracts [Member] | Purchased Position [Member] | Indexes [Member]
Disclosure of financial assets [line items]
Notional	[1],[3]			466,168
Fair Value	[3]
Futures Contracts [Member] | Sold Position [Member]
Disclosure of financial assets [line items]
Notional	[1]	159,982,699	360,961,151	203,304,466
Fair Value
Futures Contracts [Member] | Sold Position [Member] | Foreign Currency [Member]
Disclosure of financial assets [line items]
Notional	[1]	18,653,658	17,305,604	1,992,574
Fair Value
Futures Contracts [Member] | Sold Position [Member] | Exchange Coupon (DDI) [Member]
Disclosure of financial assets [line items]
Notional	[1]	73,114,014	146,032,485	146,948,795
Fair Value
Futures Contracts [Member] | Sold Position [Member] | Interest Rates (DI1 and DIA) [Member]
Disclosure of financial assets [line items]
Notional	[1]	67,958,767	196,170,105	54,160,203
Fair Value
Futures Contracts [Member] | Sold Position [Member] | Indexes [Member]
Disclosure of financial assets [line items]
Notional	[1],[3]	256,261	290,254	202,894
Fair Value	[3]
Futures Contracts [Member] | Sold Position [Member] | Treasury Bonds/Notes [Member]
Disclosure of financial assets [line items]
Notional	[1]		1,162,703
Fair Value
Forward Contracts and Others [Member]
Disclosure of financial assets [line items]
Notional	[1]	163,040,700	169,401,317	90,910,841
Fair Value		441,028	473,249	1,055,456
Forward Contracts and Others [Member] | Purchased Commitment [Member]
Disclosure of financial assets [line items]
Notional	[1]	96,309,648	79,970,842	38,666,269
Fair Value		9,166,361	426,991	1,303,561
Forward Contracts and Others [Member] | Purchased Commitment [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1]	9,055,447	1,083	570,644
Fair Value		4,139,794	5	52,855
Forward Contracts and Others [Member] | Purchased Commitment [Member] | Currencies [Member]
Disclosure of financial assets [line items]
Notional	[1]	87,254,202	79,969,759	38,095,625
Fair Value		5,026,567	426,986	1,250,706
Forward Contracts and Others [Member] | Sold Commitment [Member]
Disclosure of financial assets [line items]
Notional	[1]	66,731,052	89,430,475	52,244,572
Fair Value		(8,725,333)	46,258	(248,105)
Forward Contracts and Others [Member] | Sold Commitment [Member] | Others [Member]
Disclosure of financial assets [line items]
Notional	[1]	1,744,295	3,777	286,043
Fair Value		(3,878,404)	88	4,055
Forward Contracts and Others [Member] | Sold Commitment [Member] | Currencies [Member]
Disclosure of financial assets [line items]
Notional	[1]	64,986,757	89,426,698	51,958,529
Fair Value		R$ (4,846,929)	R$ 46,170	R$ (252,160)

[1]	Nominal value of updated contracts.
[2]	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
[3]	Includes Bovespa and S&P index.